Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Cash_Generating_Units Segments	Dec. 31, 2020 USD ($) Cash_Generating_Units
Disclosure of detailed information about intangible assets [line items]
Number of cash generating units identified | Cash_Generating_Units	22	22
Number of business segments analysed for cash generating units | Segments	3
Cash flow forecasts projection period description	The cash flow forecasts are primarily based on a five-year strategic plan document formally approved by the Board of Directors and specifically exclude the impact of future development activity. To align with the Group’s acquisition modelling methodology
Terminal value assumption annuity period	20 years
Impairment charge		$ 410
Average EBITDA margin for CGU over initial five-year period	21.50%
Cementitious [Member]
Disclosure of detailed information about intangible assets [line items]
Reduction In Carbon Dioxide Level	520
Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to the cash flow projections (real pre-tax)	6.50%	6.50%
Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to the cash flow projections (real pre-tax)	8.60%	8.60%
Maximum [member] | Each of remaining cash generating units [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated to CGUs	10.00%
Individual assets or cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill at date of testing	$ 565
Value-in-use (being the present value of future net cash flows)	2,172
Carrying amount	1,538
Excess of value-in-use over carrying amount	$ 634
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about intangible assets [line items]
Description of level of fair value hierarchy within which fair value measurement is categorised for goodwill	The recoverable amount of 22 CGUs is determined based on a value-in-use computation, using Level 3 inputs in accordance with the fair value hierarchy.
Europe [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to the cash flow projections (real pre-tax)		7.60%
Impairment charge	$ 0	$ 410
Value-in-use (being the present value of future net cash flows)		$ 1,782
Europe [member] | Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	0.80%
Europe [member] | Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.10%
Americas [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.80%
Asia [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.10%